Intangible Assets	12 Months Ended
Dec. 31, 2017
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 8 – INTANGIBLE ASSETS

Intangible assets that have finite useful lives are amortized over their estimated useful lives. Intangible assets as of December 31, 2017 and 2016 are as follows:

	Estimated useful lives	December 31, 2017	December 31, 2016
Intangible assets with definitive lives:
Patents, licenses and intellectual property	4 to 20 years	$10,363,097	$10,313,660
Fair value of customer relationships at acquisition	10 years	600,000	—
Less: accumulated amortization		(1,773,605)	(601,570)
Patents, licenses and intellectual property – net		9,189,492	9,712,090

Intangible assets with indefinite lives:
Fair value of trade secrets and know-how at acquisition		1,550,000	—

Total intangible assets – net		$10,739,492	$9,712,090

Intangible asset amortization expense for the years ended December 31, 2017 and 2016 was $1,170,032 and $597,960, respectively.